Related party transactions - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Related Party [Abstract]
Short-term employee benefits	$ 20,152	$ 18,360	$ 17,573
Variable compensation	23,062	21,392	8,258
Share-based payments	6,649	14,798	16,742
Key management personnel compensation	$ 49,863	$ 54,550	$ 42,573